SHARE-BASED PAYMENT (Details 9) (USD $)	6 Months Ended	12 Months Ended
	Aug. 31, 2013	Feb. 28, 2013	Feb. 28, 2012	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
Notes to Financial Statements
Options outstanding beginning	17,373,932	20,153,219	13,947,533	13,947,533	5,258,415
Granted	2,600,635	3,326,668		9,816,775	11,445,683
Exercised		(602,092)	(1,203,065)		(1,991,153)
Cancelled	(5,710,424)			(110,000)	(266,155)
Forfeited	(2,567,830)	(5,503,863)		(2,298,024)	(499,257)
Outstanding ending	11,696,313
Options vested and expected to vest, ending	11,409,124
Exercisable	9,781,617
Granted	$ 0.41	$ 1.35		$ 2.79	$ 1.85
Exercised		$ 0.51		$ 1.03	$ 0.68
Cancelled	$ 2.46			$ 0.62	$ 0.51
Forfeited	$ 2.19	$ 2.31		$ 3.07	$ 1.63
Weighted Average Exercise Price Ending	$ 1.38	$ 2.00		$ 2.09	$ 1.68	$ 1.51
Weighted Average Exercise Price, Options vested and expected to vest, ending	$ 1.41
Weighted Average Exercise Price Exercisable	$ 1.55	$ 1.97
Average remaining contractual term	2 years 11 months 30 days	2 years 11 months 27 days		4 years 26 days	4 years 6 months 22 days	5 years 2 months 12 days
Average remaining contractual term exercisable Options vested and expected to vest	2 years 6 months 28 days
Average remaining contractual term exercisable	2 years 3 months	2 years 7 months 13 days